ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Receivable Net Current Abstract
Summary of Accounts Receivable

Accounts receivable consisted of the following as of December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
Trade accounts receivable	$1,798	$1,403
Allowance for doubtful accounts	(465)	—

Accounts receivable—net	$1,333	$1,403